Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of material related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Yicai	528	—	—
Chengdu Zhisu	4,027	2,934	1,225
Xingying	1,127	1,802	836

21. Related Party Transactions (Continued)

(a) The Group entered into the following transactions with related parties (Continued)

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sharing New Medical	16,889	13,720	18,130
Yicai	—	2,000	—

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Chengdu Zhisu	5,000	—	—
Sharing New Medical	9,718	7,170	—

(iv) Interest income from related parties

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sharing New Medical	234	103	1,148

(v) Expense occurred to the related parties

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beijing Mevos	1,472	976	1,637
Zhang Haipeng(1)	613	—	—
Future Light	—	606	1,348
Beijing Souyang	—	—	582
Yinchuxing	—	—	407
Chutian	—	—	113

(vi) Provision of rental service

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Yicai	340	—	—

Schedule of amount due from/ to related parties

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2021	2022
	RMB	RMB
Chengdu Zhisu	241	323
Sharing New Medical (2)	13,797	32,974
Future light	—	35
Yinchuxing	—	50

(ii) Amount due to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Chengdu Zhisu	—	25
Xingying	33	128
Beijing Mevos	642	—
Lv Li (3)	—	5,700
Beijing Souyang	—	42
(1)	The Company entered into an agreement with Zhang Haipeng with a cash consideration of RMB1,300 to engage him as spokesman for brand promotion from September 2019 to April 2020. The Company has paid in advance fully for the service and recognized advertising expense of RMB613 for the year ended December 31, 2019. The remaining amount was recognized as expense in 2020.
(2)	The balance as of December 31, 2021 and 2022 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%.
(3)	The Company entered into an agreement with Lv Li with a cash consideration of RMB5,700 to dispose the 63.37% equity interest of Leya. See Note 27 Subsequent Events for additional information.